Document and Entity Information	Jun. 30, 2025
Details
Registrant CIK	0001755101
Document Type	S-1/A
Entity Registrant Name	APPlife Digital Solutions, Inc.
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	82-4868628
Entity Address, Address Line One	701 Anacapa Street
Entity Address, Address Line Two	Suite C
Entity Address, City or Town	Santa Barbara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93101
City Area Code	805
Local Phone Number	500-3205
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Flag	false